Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Limited-Duration Inflation Focused Bond Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001368135
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2020
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A